Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,324,527.28

Principal:
Principal Collections	$13,924,184.93
Prepayments in Full	$7,830,484.87
Liquidation Proceeds	$192,377.01
Recoveries	$50,487.66
Sub Total	$21,997,534.47
Collections	$23,322,061.75

Purchase Amounts:
Purchase Amounts Related to Principal	$659,720.07
Purchase Amounts Related to Interest	$3,493.45
Sub Total	$663,213.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,985,275.27

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,985,275.27
Servicing Fee	$301,422.54	$301,422.54	$0.00	$0.00	$23,683,852.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,683,852.73
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,683,852.73
Interest - Class A-3 Notes	$19,287.87	$19,287.87	$0.00	$0.00	$23,664,564.86
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$23,517,006.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,517,006.53
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$23,433,520.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,433,520.45
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$23,364,187.12
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,364,187.12
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$23,266,520.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,266,520.45
Regular Principal Payment	$21,734,004.32	$21,734,004.32	$0.00	$0.00	$1,532,516.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,532,516.13
Residual Released to Depositor	$0.00	$1,532,516.13	$0.00	$0.00	$0.00
Total		$23,985,275.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,734,004.32
Total					$21,734,004.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,734,004.32	$33.03	$19,287.87	$0.03	$21,753,292.19	$33.06
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$21,734,004.32	$10.65	$417,332.28	$0.20	$22,151,336.60	$10.85

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$32,146,444.08	0.0488548	$10,412,439.76	0.0158244
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$349,206,444.08	0.1711914	$327,472,439.76	0.1605367

Pool Information
Weighted Average APR	4.586%	4.593%
Weighted Average Remaining Term	27.07	26.19
Number of Receivables Outstanding	32,070	31,235
Pool Balance	$361,707,047.33	$339,011,571.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$349,206,444.08	$327,472,439.76
Pool Factor	0.1739851	0.1630683

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$11,539,131.94
Targeted Overcollateralization Amount	$11,539,131.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,539,131.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$88,708.75
(Recoveries)		197	$50,487.66
Net Losses for Current Collection Period			$38,221.09
Cumulative Net Losses Last Collection Period			$13,419,292.98
Cumulative Net Losses for all Collection Periods			$13,457,514.07

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.13%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.37%	566	$8,032,935.26
61-90 Days Delinquent	0.27%	61	$910,305.44
91-120 Days Delinquent	0.17%	27	$561,983.21
Over 120 Days Delinquent	0.47%	93	$1,585,280.59
Total Delinquent Receivables	3.27%	747	$11,090,504.50

Repossession Inventory:
Repossessed in the Current Collection Period		20	$290,439.71
Total Repossessed Inventory		34	$559,416.90

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8223%
Preceding Collection Period			0.1861%
Current Collection Period			0.1309%
Three Month Average			0.3798%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4910%
Preceding Collection Period			0.5301%
Current Collection Period			0.5795%
Three Month Average			0.5335%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer